K&L Gates LLP State Street Financial Center One Lincoln Street Boston, MA 02111 T +1 617 261 3100 F +1 617 261 3175 klgates.com

August 4, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	John Hancock Current Interest (the “Trust”), on behalf of:

John Hancock Money Market Fund (the “Fund”)

File Nos. 002-50931; 811-02485

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies on behalf of the Trust that the forms of prospectus and statement of additional information for the Fund that would have been filed under paragraph (c) of Rule 497 do not differ from the Prospectus and Statement of Additional Information dated August 1, 2015, contained in Post-Effective Amendment No. 82 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 60 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on July 28, 2015 via EDGAR, accession number 0001133228-15-004077.

Sincerely,

/s/ George P. Attisano

George P. Attisano